TRADE ACCOUNTS RECEIVABLE, NET (Details Textual)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivables Will Be Collected In Next Twelve Months	¥ 2,467,036				$ 364,008
Provision for Doubtful Accounts	1,766,286	$ 260,613	¥ 14,475,074	¥ 3,252,868
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	¥ 1,137,238	$ 167,798	¥ 1,650,745	¥ 19,421